Accounts payable and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2025
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	March 31,	December 31,
	2025	2024

Accounts payable	$2,087	$2,614
Accrued liablities	1,790	2,182
VAT payable	5	30
	$3,882	$4,826